Accounts payable for business combination	12 Months Ended
Dec. 31, 2021
Accounts payable for business combination
Accounts payable for business combination

18            Accounts payable for business combination

December 31, 2021
Remaining acquisition cost	48,817
Retained amount	30,000
Other	6,909
Total	85,726
Current	48,923
Non-current	36,803
Total	85,726

The table below shows the movement of the accounts payable for business combination:

	2021
	Balance as of August 10, 2021 (Note 2)	Monetary adjustment	Payment	Balance as of December 31, 2021
Accounts payable for business combination (note 9)	133,573	3,091	(50,938)	85,726

The subsidiary to CI&T Brazil paid R$ 50,938 on December 2, 2021 upon anticipation of part of the remaining balance due to the Company completing its Initial Public Offering in 2021.